Condensed Consolidated Balance Sheet - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 69,991	$ 428,189
Prepaid expenses	542,783	504,034
Total Current Assets	612,774	932,223
Non-current prepaid insurance	123,750	247,500
Marketable securities held in Trust Account	250,033,500	250,008,324
TOTAL ASSETS	250,770,024	251,188,047
Current liabilities
Accounts payable	53,147	5,000
Accrued expenses	5,651,189	1,974,837
Due to related party	43,686	10,000
Total current liabilities	5,748,022	1,989,837
Deferred underwriting fee payable	7,700,000	7,700,000
Total Liabilities	13,448,022	9,689,837
Commitments and Contingencies (Note 6)
Temporary Equity
Class A ordinary shares subject to possible redemption, 25,000,000 shares at redemption value as of March 31, 2022 and December 31, 2021	250,000,000	250,008,324
Permanent Deficit
Preference shares, $0.0001 par value; 5,000,000 shares authorized; no shares issued and outstanding as of March 31, 2022 and December 31, 2021
Additional paid-in capital	0	0
Accumulated deficit	(12,678,687)	(8,510,803)
Total Permanent Deficit	(12,677,998)	(8,510,114)
TOTAL LIABILITIES, TEMPORARY EQUITY AND PERMANENT DEFICIT	250,770,024	251,188,047
Common Class A [Member]
Temporary Equity
Class A ordinary shares subject to possible redemption, 25,000,000 shares at redemption value as of March 31, 2022 and December 31, 2021	250,000,000	250,008,324
Permanent Deficit
Common stock value	64	64
Common Class B [Member]
Permanent Deficit
Common stock value	$ 625	$ 625